CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement of Stockholders' Equity [Abstract]
Cash dividends, per share (in dollars per share)	$ 0.32	$ 0.27	$ 0.40